Investment securities (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule of Held-to-maturity Securities [Line Items]
Due within 1 year Amortized Cost	$ 18,701
After 1 year but within 5 years Amortized Cost	15,058
Held-to-maturity Securities, Debt Maturities, Net Carrying Amount	33,759	34,113
Due within 1 year Fair Value	18,709
After 1 year but within 5 years Fair Value	14,925
Held-to-maturity Securities, Debt Maturities, Fair Value	$ 33,634	$ 34,149